SHIPS, PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Ships property plant and equipment [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Cost:
Balance at 1 January 2021	4,339	4,357	633,068	15,425	774	259	658,222
Additions	49	-	25,626	7,829	-	-	33,504
Disposals	(30)	(25)	-	(4,532)	-	-	(4,587)
Reclassification to inventories (Note 12)	-	-	(69,599)	(605)	-	-	(70,204)
Effect of foreign currency exchange differences	(169)	(1)	-	-	-	(21)	(191)
Balance at 31 December 2021	4,189	4,331	589,095	18,117	774	238	616,744
Additions	113	-	2,076	7,230	-	-	9,419
Disposals	(826)	(102)	-	(3,604)	-	(232)	(4,764)
Transfer from right-of-use assets (Note 14)	-	-	23,436	-	-	-	23,436
Reclassification to inventories (Note 12)	-	(2,599)	(38,357)	(341)	-	-	(41,297)
Effect of foreign currency exchange differences	(194)	-	-	-	-	(6)	(200)
Balance at 31 December 2022	3,282	1,630	576,250	21,402	774	-	603,338

Accumulated depreciation:
Balance at 1 January 2021	4,237	3,950	89,373	6,097	-	-	103,657
Depreciation from continuing operations	51	145	18,668	7,053	-	-	25,917
Depreciation from discontinued operation	1	-	-	-	-	-	1
Disposals	(30)	(18)	-	(4,532)	-	-	(4,580)
Reclassification to inventories (Note 12)	-	-	(8,811)	(171)	-	-	(8,982)
Effect of foreign currency exchange differences	(167)	-	-	-	-	-	(167)
Balance at 31 December 2021	4,092	4,077	99,230	8,447	-	-	115,846
Depreciation	57	129	22,822	7,547	-	-	30,555
Disposals	(815)	(83)	-	(3,605)	-	-	(4,503)
Transfer from right-of-use assets (Note 14)	-	-	4,809	-	-	-	4,809
Reclassification to inventories (Note 12)	-	(2,599)	(9,504)	(341)	-	-	(12,444)
Effect of foreign currency exchange differences	(188)	-	-	-	-	-	(188)
Balance at 31 December 2022	3,146	1,524	117,357	12,048	-	-	134,075

Impairment:
Balance at 1 January 2021	-	-	77,769	1,183	310	-	79,262
Impairment losses recognised in profit and loss from discontinued operation	1	-	-	-	-	-	1
Reversal of impairment recognised in profit and loss from continuing operations	-	-	(2,808)	(749)	-	-	(3,557)
Reclassification to inventories (Note 12)	-	-	(11,853)	(434)	-	-	(12,287)
Balance at 31 December 2021	1	-	63,108	-	310	-	63,419
Reversal of impairment loss	-	-	(1,707)	-	-	-	(1,707)
Disposal	(1)	-	-	-	-	-	(1)
Balance at 31 December 2022	-	-	61,401	-	310	-	61,711

Carrying amount:
At 31 December 2022	136	106	397,492	9,354	464	-	407,552

At 31 December 2021	96	254	426,757	9,670	464	238	437,479